WARRANTS (Details Narrative) - USD ($)			12 Months Ended
		Nov. 19, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 28, 2025	May 09, 2025
WarrantDisclosureLineItems [Line Items]
Warrants conversion price					$ 0.70
Exercise price			$ 0.85	$ 0.85
Line of credit						$ 2,000,000
Service Agreement [Member]
WarrantDisclosureLineItems [Line Items]
Non refundable equity award		182,349
Line of credit		$ 1,500,000
Non refundable equity award		117,651
Common Stock [Member]
WarrantDisclosureLineItems [Line Items]
Exercise price			$ 0.85
Non refundable equity award			1,070,742	86,604
Conversion of stock			910,131	73,613
Non refundable equity award	[1]		182,349
Common Stock One [Member]
WarrantDisclosureLineItems [Line Items]
Exercise price			$ 1
Non refundable equity award			522,000
Conversion of stock			522,000
Series A Warrant [Member]
WarrantDisclosureLineItems [Line Items]
Warrants conversion price			$ 0.779
Series B Warrant [Member]
WarrantDisclosureLineItems [Line Items]
Warrants conversion price			0.816
Series C Warrant [Member]
WarrantDisclosureLineItems [Line Items]
Warrants conversion price			0.888
Series D Warrant [Member]
WarrantDisclosureLineItems [Line Items]
Warrants conversion price			$ 0.826

[1]	Ordinary and preferred shares warrants are adjusted for the Reverse Splits.